UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2013

Date of reporting period:	11/30/2012

Item 1. Schedule of Investments

Prudential Jennison Market Neutral Fund

Schedule of Investments

as of November 30, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 95.7%
LONG POSITIONS
COMMON STOCKS — 95.7%
Aerospace & Defense — 4.1%
7,718	Precision Castparts Corp.(a)	$ 1,415,404
1,756	Teledyne Technologies, Inc.*	110,628
8,029	TransDigm Group, Inc.	1,092,105

		2,618,137

Biotechnology — 4.7%
10,119	Alexion Pharmaceuticals, Inc.*(a)	971,626
6,367	Amarin Corporation PLC (Ireland), ADR*	79,015
6,293	Biogen Idec, Inc.*	938,223
2,725	Cepheid, Inc.*	88,345
12,183	Gilead Sciences, Inc.*	913,725

		2,990,934

Capital Markets — 0.6%
4,902	Eaton Vance Corp.	156,276
2,433	Evercore Partners, Inc. (Class A Stock)	66,834
3,920	Waddell & Reed Financial, Inc. (Class A Stock)	127,361

		350,471

Chemicals — 3.8%
2,510	Albemarle Corp.	150,073
3,202	Intrepid Potash, Inc.*	68,139
10,635	Monsanto Co.	974,060
22,990	Mosaic Co. (The)(a)	1,242,839

		2,435,111

Commercial Banks — 1.4%
2,238	Bank of the Ozarks, Inc.	71,124
2,816	BOK Financial Corp.	154,993
3,849	Capital Bank Financial Corp. (Class A Stock)*	66,434
4,008	First Republic Bank	135,550
3,814	FirstMerit Corp.	53,701
3,932	Prosperity Bancshares, Inc.	161,723
1,624	Signature Bank*	113,940
3,791	Wintrust Financial Corp.	139,471

		896,936

Commercial Services & Supplies — 0.5%
741	Clean Harbors, Inc.*	42,445
6,619	Mobile Mini, Inc.*	132,115
3,373	Waste Connections, Inc.	111,039

		285,599

Communications Equipment — 1.7%
5,337	ADTRAN, Inc.	104,819
5,352	Finisar Corp.*	72,627
65,104	JDS Uniphase Corp.*	789,711
3,863	NETGEAR, Inc.*	134,664

		1,101,821

Computers & Peripherals — 2.7%
2,898	Apple, Inc.(a)	1,696,141

Construction & Engineering — 0.3%
17,998	Great Lakes Dredge & Dock Corp.	158,922

Diversified Telecommunication Services — 0.7%
4,672	Cogent Communications Group, Inc.	98,766
22,140	Frontier Communications Corp.	106,494
4,194	Lumos Networks Corp.	41,059
7,946	tw telecom, inc.*	204,133

		450,452

Electric Utilities — 0.2%
1,897	ITC Holdings Corp.	149,009

Electrical Equipment — 1.4%
21,110	AMETEK, Inc.	788,036
3,163	Polypore International, Inc.*	129,841

		917,877

Electronic Equipment & Instruments — 1.9%
193,288	Flextronics International Ltd.*(a)	1,119,138
4,813	FLIR Systems, Inc.	98,185

		1,217,323

Energy Equipment & Services — 0.5%
682	Core Laboratories NV	70,369
1,976	Dresser-Rand Group, Inc.*	104,353
1,509	Dril-Quip, Inc.*	106,188
1,742	Forum Energy Technologies, Inc.*	43,968

		324,878

Food & Staples Retailing — 0.5%
4,451	Harris Teeter Supermarkets, Inc.	169,094
2,633	United Natural Foods, Inc.*	136,310

		305,404

Food Products — 6.9%
7,272	Adecoagro SA*	64,721
19,613	Bunge Ltd.(a)	1,434,887
4,355	Darling International, Inc.*	73,469
4,185	Dean Foods Co.*	71,731
1,189	Hain Celestial Group, Inc. (The)*	71,661
45,351	Mondelez International, Inc. (Class A Stock)	1,174,137
11,754	SunOpta, Inc.*	73,345
74,538	Tyson Foods, Inc. (Class A Stock)(a)	1,428,893

		4,392,844

Healthcare Equipment & Supplies — 0.3%
6,529	Insulet Corp.*	143,312
2,778	Volcano Corp.*	75,728

		219,040

Healthcare Providers & Services — 3.6%
2,647	Air Methods Corp.*	288,973
6,427	Bio-Reference Labs, Inc.*	169,223
4,301	Centene Corp.*	188,857
1,475	MWI Veterinary Supply, Inc.*	164,669
3,415	Team Health Holdings, Inc.*	95,586
22,744	UnitedHealth Group, Inc.(a)	1,237,046
3,983	Universal Health Services, Inc. (Class B Stock)	179,514

		2,323,868

Hotels, Restaurants & Leisure — 4.3%
2,807	Bloomin’ Brands, Inc.*	44,435
23,873	Carnival Corp.	922,930
6,008	Cheesecake Factory, Inc. (The)	205,414
1,499	Ignite Restaurant Group, Inc.*	19,037
97,314	International Game Technology(a)	1,349,745
1,721	Texas Roadhouse, Inc.	28,586
3,287	Vail Resorts, Inc.	185,124

		2,755,271

Insurance — 2.7%
35,540	MetLife, Inc.(a)	1,179,572
5,708	Protective Life Corp.	154,972
2,181	StanCorp Financial Group, Inc.	74,176
7,687	Symetra Financial Corp.	94,012
472	White Mountains Insurance Group Ltd.	243,203

		1,745,935

Internet & Catalog Retail — 2.3%
5,588	Amazon.com, Inc.*(a)	1,408,455
9,572	Vitacost.com, Inc.*	69,397

		1,477,852

Internet Software & Services — 4.0%
551	ExactTarget, Inc.*	11,356
1,863	Google, Inc. (Class A Stock)*	1,301,063
11,136	LinkedIn Corp. (Class A Stock)*(a)	1,204,247
3,525	Millennial Media, Inc.*	48,469

		2,565,135

IT Services — 5.1%
2,278	Gartner, Inc.*	109,071
2,740	Global Payments, Inc.	120,313
6,061	International Business Machines Corp.	1,152,014
4,113	InterXion Holding NV*	89,293
3,187	MasterCard, Inc. (Class A Stock)(a)	1,557,423
7,063	ServiceSource International, Inc.*	36,233
1,461	Vantiv, Inc. (Class A Stock)*	31,660
2,411	Wex, Inc.*	173,496

		3,269,503

Life Sciences Tools & Services — 0.2%
5,807	Bruker Corp.*	84,782
4,632	Fluidigm Corp.*	65,960

		150,742

Machinery — 1.3%
2,709	AGCO Corp.*	125,020
2,539	CIRCOR International, Inc.	91,760
1,787	Crane Co.	75,840
255	Gardner Denver, Inc.	17,812
492	Graco, Inc.	24,310
4,032	IDEX Corp.	181,238
3,018	RBC Bearings, Inc.*	140,609
3,359	Rexnord Corp.*	71,815
2,770	Woodward, Inc.	101,299

		829,703

Marine — 0.1%
1,401	Kirby Corp.*	81,090

Media — 4.1%
5,202	Cinemark Holdings, Inc.	141,494
32,078	Comcast Corp. (Class A Stock)(a)	1,192,660
24,358	Liberty Global, Inc. (Series C Stock)*(a)	1,284,641

		2,618,795

Metals & Mining — 4.6%
984	Compass Minerals International, Inc.	75,178
36,617	Freeport-McMoRan Copper & Gold, Inc.(a)	1,428,429
10,597	Hecla Mining Co.	61,463
116,475	Kinross Gold Corp.(a)	1,174,068
16,227	McEwen Mining, Inc.*	60,040
2,868	Reliance Steel & Aluminum Co.	161,755

		2,960,933

Oil, Gas & Consumable Fuels — 7.0%
17,576	Anadarko Petroleum Corp.(a)	1,286,387
3,010	Bonanza Creek Energy, Inc.*	71,337
3,413	Carrizo Oil & Gas, Inc.*	70,820
50,730	Cobalt International Energy, Inc.*	1,183,023
7,941	Kodiak Oil & Gas Corp.*	68,134
5,435	Rosetta Resources, Inc.*	244,249
43,282	Suncor Energy, Inc.(a)	1,411,426
1,618	Targa Resources Corp.	81,046
1,666	Whiting Petroleum Corp.*	69,872

		4,486,294

Pharmaceuticals — 5.7%
11,471	Allergan, Inc.(a)	1,063,935
3,044	MAP Pharmaceuticals, Inc.*	48,521
48,227	Mylan, Inc.*	1,310,810
7,385	Novo Nordisk A/S (Denmark), ADR(a)	1,171,778
3,250	Pacira Pharmaceuticals, Inc.*	55,413

		3,650,457

Professional Services — 0.5%
2,638	Corporate Executive Board Co. (The)	112,906
3,870	FTI Consulting, Inc.*	119,622
4,134	Korn/Ferry International*	59,612

		292,140

Real Estate Investment Trusts — 1.6%
5,685	Capstead Mortgage Corp.	69,016
33,436	Chimera Investment Corp.	91,615
3,666	Colony Financial, Inc.	73,393
6,288	CreXus Investment Corp.	78,537
12,429	DCT Industrial Trust, Inc.	77,681
21,257	Hersha Hospitality Trust	99,695
20,631	MFA Financial, Inc.	173,507
3,564	Pebblebrook Hotel Trust	74,310
1,063	PS Business Parks, Inc.	68,553
5,387	Starwood Property Trust, Inc.	123,147
13,249	Summit Hotel Properties, Inc.	116,326

		1,045,780

Road & Rail — 0.2%
7,603	Heartland Express, Inc.	104,389

Semiconductors & Semiconductor Equipment — 1.0%
5,760	ATMI, Inc.*	114,739
5,672	Cavium, Inc.*	199,825
2,268	Hittite Microwave Corp.*	137,622
4,971	Power Integrations, Inc.	154,648

		606,834

Software — 4.7%
2,738	CommVault Systems, Inc.*	181,694
49,319	Microsoft Corp.	1,312,872
5,335	QLIK Technologies, Inc.*	103,392
8,501	Salesforce.com, Inc.*(a)	1,340,352
932	SolarWinds, Inc.*	52,220
200	Workday, Inc. (Class A Stock)*	10,020

		3,000,550

Specialty Retail — 5.1%
7,249	American Eagle Outfitters, Inc.	153,679
2,664	Asbury Automotive Group, Inc.*	80,426
4,738	Ascena Retail Group, Inc.*	95,234
2,064	Chico’s FAS, Inc.	38,494
1,079	DSW, Inc. (Class A Stock)	73,404
8,656	Express, Inc.*	129,234
44,695	Inditex SA (Spain), ADR	1,227,325
4,648	Mattress Firm Holding Corp.*	132,979
8,116	Pier 1 Imports, Inc.	155,746
26,347	TJX Cos., Inc.	1,168,226

		3,254,747

Textiles, Apparel & Luxury Goods — 3.9%
13,326	Lululemon Athletica, Inc.*(a)	956,541
1,258	PVH Corp.	144,154
7,603	Ralph Lauren Corp.(a)	1,194,355
2,265	Vera Bradley, Inc.*	62,763
1,347	Warnaco Group, Inc. (The)*	96,836

		2,454,649

Thrifts & Mortgage Finance — 0.1%
1,235	WSFS Financial Corp.	53,599

Water Utilities — 0.1%
3,058	Aqua America, Inc.	78,101

Wireless Telecommunication Services — 1.3%
95,065	NII Holdings, Inc.*(a)	481,979
4,900	NTELOS Holdings Corp.	63,210
3,784	SBA Communications Corp. (Class A Stock)*	260,415

		805,604

	TOTAL COMMON STOCKS (cost $51,077,294)	61,122,870

Units
RIGHT
Metals & Mining
16,227	McEwen Mining, Inc.*(b) (cost $0)	2,515

	TOTAL LONG-TERM INVESTMENTS (cost $51,077,294)	61,125,385

SHORT-TERM INVESTMENT — 6.0%

Shares
Affiliated Money Market Mutual Fund
3,818,192	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(c) (cost $3,818,192)	3,818,192

	TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 101.7% (cost $54,895,486)(d)	64,943,577

SECURITIES SOLD SHORT — (91.8)%
COMMON STOCKS — (62.6)%
Aerospace & Defense — (1.2)%
12,394	Honeywell International, Inc.	(760,124)

Air Freight & Logistics — (1.9)%
7,354	C.H. Robinson Worldwide, Inc.	(454,036)
10,746	United Parcel Service, Inc. (Class B Stock)	(785,640)

		(1,239,676)

Auto Components — (0.4)%
8,796	Johnson Controls, Inc.	(242,242)
770	Visteon Corp.*	(38,577)

		(280,819)

Automobiles — (0.9)%
36,143	Ford Motor Co.	(413,837)
3,778	Harley-Davidson, Inc.	(177,415)

		(591,252)

Beverages — (4.0)%
7,074	Beam, Inc.	(396,922)
30,502	Coca-Cola Co. (The)	(1,156,636)
14,423	PepsiCo, Inc.	(1,012,639)

		(2,566,197)

Biotechnology — (0.8)%
1,408	Affymax, Inc.*	(34,411)
5,001	Celgene Corp.*	(393,029)
496	Regeneron Pharmaceuticals, Inc.*	(87,569)

		(515,009)

Building Products — (0.7)%
7,311	Owens Corning*	(252,814)
5,786	Simpson Manufacturing Co., Inc.	(189,260)

		(442,074)

Capital Markets — (0.8)%
4,974	BGC Partners, Inc. (Class A Stock)	(17,907)
4,491	Lazard Ltd. (Class A Stock)	(132,260)
7,504	Northern Trust Corp.	(360,342)
1,849	WisdomTree Investments, Inc.*	(11,297)

		(521,806)

Chemicals — (1.9)%
616	Ashland, Inc.	(43,687)
15,200	Dow Chemical Co. (The)	(458,888)
6,586	Praxair, Inc.	(706,085)

		(1,208,660)

Commercial Services & Supplies — (0.4)%
711	Covanta Holding Corp.	(13,424)
6,861	Interface, Inc.	(100,788)
6,815	Rollins, Inc.	(155,177)

		(269,389)

Communications Equipment — (0.6)%
3,005	Aruba Networks, Inc.*	(58,537)
4,376	Emulex Corp.*	(32,164)
1,546	Polycom, Inc.*	(16,171)
8,096	Riverbed Technology, Inc.*	(144,918)
3,681	ViaSat, Inc.*	(140,725)

		(392,515)

Computers & Peripherals — (1.1)%
33,702	Hewlett-Packard Co.	(437,789)
5,957	SanDisk Corp.*	(232,919)

		(670,708)

Construction & Engineering — (0.1)%
2,169	MasTec, Inc.*	(49,540)

Containers & Packaging — (0.4)%
16,666	Sealed Air Corp.	(280,322)

Diversified Consumer Services
360	Sotheby’s	(10,390)

Diversified Financial Services — (0.7)%
29,854	Bank of America Corp.	(294,360)
5,525	Leucadia National Corp.	(122,379)

		(416,739)

Diversified Telecommunication Services — (2.6)%
33,072	AT&T, Inc.	(1,128,747)
12,435	Verizon Communications, Inc.	(548,632)

		(1,677,379)

Electric Utilities — (2.1)%
11,723	Duke Energy Corp.	(748,162)
13,842	Southern Co. (The)	(602,819)

		(1,350,981)

Electronic Equipment & Instruments — (0.9)%
5,716	National Instruments Corp.	(139,013)
7,545	Trimble Navigation Ltd.*	(419,804)

		(558,817)

Energy Equipment & Services — (0.3)%
3,220	Bristow Group, Inc.	(167,762)
237	SEACOR Holdings, Inc.*	(21,472)

		(189,234)

Food & Staples Retailing — (0.7)%
8,863	Kroger Co. (The)	(232,565)
2,566	PriceSmart, Inc.	(198,916)

		(431,481)

Food Products — (0.2)%
1,607	Archer-Daniels-Midland Co.	(42,907)
249	Ralcorp Holdings, Inc.*	(22,196)
853	Sanderson Farms, Inc.	(40,918)

		(106,021)

Gas Utilities — (0.3)%
3,824	ONEOK, Inc.	(171,583)

Healthcare Equipment & Supplies — (1.3)%
1,245	Intuitive Surgical, Inc.*	(658,605)
2,231	Sirona Dental Systems, Inc.*	(139,683)

		(798,288)

Healthcare Providers & Services
455	Cardinal Health, Inc.	(18,405)

Healthcare Technology — (0.3)%
8,119	Allscripts Healthcare Solutions, Inc.*	(90,283)
1,212	Cerner Corp.*	(93,591)

		(183,874)

Hotels, Restaurants & Leisure — (1.6)%
5,889	Las Vegas Sands Corp.	(274,722)
3,407	McDonald’s Corp.	(296,545)
11,047	Ruby Tuesday, Inc.*	(86,277)
3,135	Wynn Resorts Ltd.	(352,374)

		(1,009,918)

Household Products — (2.1)%
18,874	Procter & Gamble Co. (The)	(1,317,971)

Industrial Conglomerates — (0.2)%
5,436	General Electric Co.	(114,863)

Insurance — (3.7)%
2,209	Aon PLC	(125,471)
13,464	Berkshire Hathaway, Inc. (Class B Stock)*	(1,185,909)
28,688	Hartford Financial Services Group, Inc.	(607,612)
588	Loews Corp.	(24,037)
6,000	Marsh & McLennan Cos., Inc.	(211,320)
11,497	Unum Group	(234,424)

		(2,388,773)

Internet & Catalog Retail — (0.3)%
6,994	Shutterfly, Inc.*	(188,488)

Internet Software & Services — (0.3)%
1,882	Digital River, Inc.*	(27,496)
5,798	EarthLink, Inc.	(38,267)
7,470	NIC, Inc.	(112,124)

		(177,887)

IT Services — (1.3)%
11,821	Automatic Data Processing, Inc.	(670,960)
2,522	Cognizant Technology Solutions Corp. (Class A Stock)*	(169,554)

		(840,514)

Life Sciences Tools & Services — (0.9)%
5,483	Covance, Inc.*	(312,586)
3,618	Thermo Fisher Scientific, Inc.	(229,924)

		(542,510)

Machinery — (0.3)%
564	Harsco Corp.	(11,365)
4,043	Pentair Ltd.	(196,045)

		(207,410)

Media — (1.0)%
9,328	Live Nation Entertainment, Inc.*	(81,900)
7,003	Morningstar, Inc.	(447,002)
3,299	News Corp. (Class A Stock)	(81,287)

		(610,189)

Metals & Mining — (1.6)%
71,725	Alcoa, Inc.	(603,207)
7,640	Allied Nevada Gold Corp.*	(248,682)
2,114	Coeur D’Alene Mines Corp.*	(49,172)
2,310	Nucor Corp.	(95,126)

		(996,187)

Multi-Utilities — (1.2)%
3,057	Ameren Corp.	(91,618)
13,540	Dominion Resources, Inc.	(692,030)

		(783,648)

Oil, Gas & Consumable Fuels — (4.2)%
313	Apache Corp.	(24,129)
8,616	Cabot Oil & Gas Corp.	(405,814)
2,249	CONSOL Energy, Inc.	(70,506)
9,233	EQT Corp.	(554,534)
1,566	Hess Corp.	(77,689)
18,971	Kinder Morgan, Inc.	(641,409)
1,005	Pioneer Natural Resources Co.	(107,535)
3,100	Plains Exploration & Production Co.*	(110,670)
4,848	QEP Resources, Inc.	(136,326)
8,686	Range Resources Corp.	(556,078)

		(2,684,690)

Personal Products
1,627	Avon Products, Inc.	(22,697)

Pharmaceuticals — (3.0)%
5,720	Endo Health Solutions, Inc.*	(163,935)
899	Hospira, Inc.*	(26,790)
18,629	Johnson & Johnson	(1,299,000)
5,072	Merck & Co., Inc.	(224,690)
2,378	Watson Pharmaceuticals, Inc.*	(209,288)

		(1,923,703)

Professional Services — (1.2)%
533	Mistras Group, Inc.*	(11,561)
20,486	Nielsen Holdings NV*	(580,163)
3,963	Verisk Analytics, Inc. (Class A Stock)*	(197,516)

		(789,240)

Real Estate Investment Trusts — (5.9)%
4,497	AvalonBay Communities, Inc.	(592,660)
11,320	Equity Residential	(628,373)
15,346	HCP, Inc.	(691,337)
3,274	Health Care REIT, Inc.	(192,806)
844	Macerich Co. (The)	(47,686)
4,772	Public Storage	(671,134)
8,212	Ventas, Inc.	(522,694)
5,532	Vornado Realty Trust	(422,811)

		(3,769,501)

Road & Rail
689	Avis Budget Group, Inc.*	(13,050)

Semiconductors & Semiconductor Equipment — (2.8)%
14,903	Lam Research Corp.*	(523,393)
8,692	LTX-Credence Corp.*	(49,371)
2,414	Nanometrics, Inc.*	(34,906)
3,183	OmniVision Technologies, Inc.*	(48,063)
17,830	ON Semiconductor Corp.*	(118,213)
4,142	PMC - Sierra, Inc.*	(21,331)
3,316	Semtech Corp.*	(90,693)
4,718	Silicon Laboratories, Inc.*	(197,307)
24,593	Texas Instruments, Inc.	(724,756)

		(1,808,033)

Software — (4.2)%
1,762	Blackbaud, Inc.	(39,363)
6,954	Citrix Systems, Inc.*	(425,307)
5,047	Fortinet, Inc.*	(100,839)
4,089	Informatica Corp.*	(109,871)
10,982	Nuance Communications, Inc.*	(244,240)
20,148	Oracle Corp.	(646,751)
10,792	Solera Holdings, Inc.	(558,594)
2,981	Take-Two Interactive Software, Inc.*	(36,875)
12,749	TIBCO Software, Inc.*	(319,362)
6,775	Verint Systems, Inc.*	(188,142)

		(2,669,344)

Specialty Retail — (0.7)%
1,145	Abercrombie & Fitch Co. (Class A Stock)	(52,544)
2,735	CarMax, Inc.*	(99,171)
4,843	Tiffany & Co.	(285,640)
5,098	Wet Seal, Inc. (The) (Class A Stock)*	(14,988)

		(452,343)

Textiles, Apparel & Luxury Goods — (0.3)%
2,498	Fossil, Inc.*	(215,927)

Thrifts & Mortgage Finance — (0.3)%
1,986	Hudson City Bancorp, Inc.	(16,007)
17,520	TFS Financial Corp.*	(144,015)

		(160,022)

Trading Companies & Distributors — (0.9)%
14,262	Fastenal Co.	(596,294)

	TOTAL COMMON STOCKS SOLD SHORT (proceeds $(40,137,666))	(39,984,485)

EXCHANGE TRADED FUNDS — (29.2)%
63,570	Consumer Discretionary Select Sector SPDR Fund	(3,021,482)
7,240	Consumer Staples Select Sector SPDR Fund	(260,930)
41,000	Energy Select Sector SPDR Fund	(2,914,280)
161,127	Financial Select Sector SPDR Fund	(2,539,361)
73,397	Health Care Select Sector SPDR Fund	(2,953,495)
29,083	Industrial Select Sector SPDR Fund	(1,079,852)
20,729	SPDR S&P 500 ETF Trust	(2,944,762)
100,966	Technology Select Sector SPDR Fund	(2,941,139)

	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (proceeds $(18,054,787))	(18,655,301)

	TOTAL SECURITIES SOLD SHORT (proceeds $(58,192,453))	(58,639,786)

	TOTAL INVESTMENTS, NET OF SECURITIES SOLD — 9.9% (proceeds $(3,296,967)	6,303,791
	OTHER ASSETS IN EXCESS OF LIABILITIES — 90.1%	57,548,431

	NET ASSETS — 100.0%	$ 63,852,222

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

ETF—Exchange Traded Fund

REIT—Real Estate Investment Trust

SPDR—Standard & Poor’s Depository Receipts

*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral in connection with the short positions carried by the Fund.
(b)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of November 30, 2012.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$60,126,722	$6,390,294	$(1,573,439)	$4,816,855

The difference between the book basis and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$61,122,870	$—	$—
Right	2,515	—	—
Affiliated Money Market Mutual Fund	3,818,192	—	—
Common Stocks Sold Short	(39,984,485)	—	—
Exchange Traded Funds Sold Short	(18,655,301)	—	—

Total	$6,303,791	$—	$—

Prudential Jennison Select Growth Fund

Schedule of Investments

as of November 30, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 95.9%
COMMON STOCKS
Aerospace & Defense — 5.4%
48,403	Precision Castparts Corp.	$ 8,876,626
46,942	TransDigm Group, Inc.	6,385,051

		15,261,677

Automobiles — 0.8%
63,764	Tesla Motors, Inc.*(a)	2,156,498

Biotechnology — 6.4%
60,314	Alexion Pharmaceuticals, Inc.*	5,791,350
41,533	Biogen Idec, Inc.*	6,192,155
83,898	Gilead Sciences, Inc.*	6,292,350

		18,275,855

Capital Markets — 2.3%
54,601	Goldman Sachs Group, Inc. (The)	6,431,452

Chemicals — 2.7%
82,615	Monsanto Co.	7,566,708

Communications Equipment — 1.6%
69,593	QUALCOMM, Inc.	4,427,507

Computers & Peripherals — 9.3%
34,595	Apple, Inc.	20,247,762
249,361	EMC Corp.*	6,189,140

		26,436,902

Energy Equipment & Services — 1.9%
77,694	National Oilwell Varco, Inc.	5,306,500

Food & Staples Retailing — 1.9%
59,187	Whole Foods Market, Inc.	5,525,698

Hotels, Restaurants & Leisure — 3.5%
127,129	Dunkin’ Brands Group, Inc.	4,045,245
86,299	Yum! Brands, Inc.	5,788,937

		9,834,182

Internet & Catalog Retail — 5.6%
39,981	Amazon.com, Inc.*	10,077,211
8,628	priceline.com, Inc.*	5,721,745

		15,798,956

Internet Software & Services — 9.7%
286,792	Facebook, Inc. (Class A Stock)*(a)	8,030,176
15,558	Google, Inc. (Class A Stock)*	10,865,241
53,385	LinkedIn Corp. (Class A Stock)*	5,773,054
42,293	Rackspace Hosting, Inc.*	2,923,292

		27,591,763

IT Services — 7.6%
39,405	International Business Machines Corp.	7,489,708
29,060	MasterCard, Inc. (Class A Stock)	14,201,041

		21,690,749

Media — 2.1%
118,749	Walt Disney Co. (The)(a)	5,897,075

Personal Products — 2.4%
117,188	Estee Lauder Cos., Inc. (The) (Class A Stock)	6,826,201

Pharmaceuticals — 6.8%
77,625	Allergan, Inc.	7,199,719
44,177	Novo Nordisk A/S (Denmark), ADR	7,009,564
58,420	Shire PLC (Ireland), ADR	5,060,925

		19,270,208

Semiconductors & Semiconductor Equipment — 1.5%
122,376	Avago Technologies Ltd.	4,295,398

Software — 6.1%
80,099	Red Hat, Inc.*	3,956,891
42,226	Salesforce.com, Inc.*(a)	6,657,773
73,756	VMware, Inc. (Class A Stock)*	6,708,108

		17,322,772

Specialty Retail — 5.2%
264,269	Inditex SA (Spain), ADR	7,256,827
170,828	TJX Cos., Inc.	7,574,513

		14,831,340

Textiles, Apparel & Luxury Goods — 13.1%
116,452	Coach, Inc.	6,735,584
68,206	Lululemon Athletica, Inc.*(a)	4,895,827
131,235	Michael Kors Holdings Ltd.*	6,975,140
72,523	NIKE, Inc. (Class B Stock)	7,069,542
690,069	Prada SpA (Italy)	5,698,487
35,901	Ralph Lauren Corp.	5,639,688

		37,014,268

	TOTAL LONG-TERM INVESTMENTS (cost $199,939,741)	271,761,709

SHORT-TERM INVESTMENT — 11.2%
Affiliated Money Market Mutual Fund
31,655,713	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $31,655,713; includes $18,162,432 of cash collateral received for securities on loan)(b)(c)	31,655,713

	TOTAL INVESTMENTS — 107.1% (cost $231,595,454)(d)	303,417,422
	LIABILITIES IN EXCESS OF OTHER ASSETS — (7.1%)	(20,005,370)

	NET ASSETS — 100.0%	$ 283,412,052

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,897,266; cash collateral of $18,162,432 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Fund remained in compliance.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$235,798,903	$67,822,188	$(203,669)	$67,618,519

The difference between book basis and tax basis was attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$271,761,709	$—	$—
Affiliated Money Market Mutual Fund	31,655,713	—	—

Total	$303,417,422	$—	$—

Prudential Real Assets Fund

Consolidated Schedule of Investments

as of November 30, 2012 (Unaudited)

		Shares	Value
LONG-TERM INVESTMENTS — 77.5%
AFFILIATED MUTUAL FUNDS — 39.1%
Prudential International Real Estate Fund (Class Z)		663,287	$ 6,971,150
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*		63,339	2,892,048
Prudential Jennison Utility Fund (Class Z)		936,386	11,105,540
Prudential US Real Estate Fund (Class Z)		593,433	7,085,591

TOTAL AFFILIATED MUTUAL FUNDS (cost $25,243,042)(w)			28,054,329

COMMON STOCKS — 0.8%
Metals & Mining
Agnico-Eagle Mines Ltd. (Canada)		900	50,220
AngloGold Ashanti Ltd., ADR (South Africa)		1,100	34,067
Barrick Gold Corp. (Canada)		2,000	69,060
Cia de Minas Buenaventura SA, ADR (Peru)		1,500	49,155
Gold Fields Ltd., ADR (South Africa)		2,950	36,226
Goldcorp, Inc. (Canada)		1,150	44,505
Harmony Gold Mining Co. Ltd., ADR (South Africa)		6,900	53,889
Hecla Mining Co.		11,100	64,380
Kinross Gold Corp. (Canada)		3,750	37,800
Newmont Mining Corp.		800	37,672
Randgold Resources Ltd., ADR (United Kingdom)		650	69,784

TOTAL COMMON STOCKS (cost $520,926)			546,758

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS — 37.6%
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/16 - 07/15/22	$ 4,540	5,025,392
0.50%	04/15/15	665	740,162
0.625%	07/15/21	1,130	1,329,316
0.75%	02/15/42	680	779,351
1.125%	01/15/21	1,015	1,270,066
1.25%	04/15/14 - 07/15/20	1,350	1,646,611
1.375%	07/15/18 - 01/15/20	885	1,122,034
1.625%	01/15/15 - 01/15/18	1,070	1,376,019
1.75%	01/15/28	410	592,866
1.875%	07/15/15 - 07/15/19	965	1,264,207
2.00%	01/15/14 - 01/15/26	2,405	3,247,504
2.125%	01/15/19 - 02/15/41	1,245	1,836,250
2.375%	01/15/17 - 01/15/27	1,755	2,708,071
2.50%	07/15/16 - 01/15/29	920	1,316,904
2.625%	07/15/17	360	483,115
3.375%	04/15/32	140	305,388
3.625%	04/15/28	390	894,518
3.875%	04/15/29	420	991,327

TOTAL U.S. TREASURY OBLIGATIONS (cost $24,492,189)			26,929,101

TOTAL LONG-TERM INVESTMENTS (cost $50,256,157)			55,530,188

SHORT-TERM INVESTMENTS — 13.0%
U.S. TREASURY OBLIGATIONS(k)(n) — 10.9%
U.S. Treasury Bills
0.054%	12/20/12(p)	600	599,970
0.096%	01/17/13(p)	7,000	6,999,605
0.10%	12/20/12	200	199,990

TOTAL U.S. TREASURY OBLIGATIONS (cost $7,799,131)			7,799,565

		Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 2.1%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,515,627)(w)		1,515,627	1,515,627

TOTAL SHORT-TERM INVESTMENTS (cost $9,314,758)			9,315,192

TOTAL INVESTMENTS — 90.5% (cost $59,570,915)(x)			64,845,380
OTHER ASSETS IN EXCESS OF LIABILITIES(y) — 9.5%			6,811,531

NET ASSETS — 100.0%			$ 71,656,911

The following abbreviations are used in the Portfolio descriptions:

ADR—American Depositary Receipt

TIPS—Treasury Inflation-Protected Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(p)	Represents security held in the Cayman Subsidiary.
(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.

(x)	The United States federal income tax basis of the Fund’s investments was $60,733,162; accordingly, net unrealized appreciation on investments for federal income tax purposes was $4,112,218 (gross unrealized appreciation $5,329,171; gross unrealized depreciation $1,216,953). The difference between book basis and tax basis was attributable to deferred losses on wash sales and the tax treatment of the investment in the Subsidiary as of the most recent fiscal year end.
(y)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at November 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2012	Unrealized Depreciation(1)(2)
	Long Position:
5	CBOE Volatility Index	Dec. 2012	$94,000	$77,750	$(16,250)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of November 30, 2012.
(2)	U.S. Treasury Obligation with a market value of $199,990 has been segregated to cover requirements for open futures contracts as of November 30, 2012.

Commodity futures contracts open at November 30, 2012(3):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2012	Unrealized Appreciation (Depreciation)(4)(5)
	Long Positions:
4	Brent Crude	Mar. 2013	$422,060	$438,160	$16,100
2	Coffee ‘C’	Mar. 2013	117,131	112,950	(4,181)
3	Copper	Mar. 2013	260,262	273,750	13,488
2	Copper	Sep. 2013	173,444	183,700	10,256
9	Corn	Mar. 2013	331,483	338,739	7,256
9	Corn	May 2013	342,725	338,400	(4,325)
2	Cotton No. 2	Mar. 2013	70,765	73,910	3,145
2	Gasoline RBOB	Jan. 2013	221,957	229,345	7,388
1	Gasoline RBOB	Mar. 2013	117,214	115,416	(1,798)
39	Gold 100 OZ	Feb. 2013	6,808,440	6,679,530	(128,910)
2	Heating Oil	Jan. 2013	260,551	257,098	(3,453)
3	Lean Hogs	Feb. 2013	103,520	104,310	790
2	Lean Hogs	Jul. 2013	77,490	81,000	3,510
5	Live Cattle	Feb. 2013	258,530	260,800	2,270
2	Live Cattle	Jun. 2013	104,840	104,620	(220)
1	LME Nickel	Jan. 2013	107,622	105,786	(1,836)
1	LME Nickel	Apr. 2013	100,314	106,116	5,802
1	LME Nickel	May 2013	103,032	106,218	3,186
1	LME Nickel	Jun. 2013	97,200	106,326	9,126
5	LME PRI Aluminum	Dec. 2012	286,269	262,656	(23,613)
11	LME PRI Aluminum	Jan. 2013	549,188	572,894	23,706
3	LME PRI Aluminum	Mar. 2013	151,206	157,706	6,500
3	LME PRI Aluminum	May 2013	158,200	158,738	538
6	LME PRI Aluminum	Jun. 2013	316,300	318,713	2,413
6	LME Zinc	Dec. 2012	300,200	305,363	5,163
3	LME Zinc	Jan. 2013	151,663	152,757	1,094
2	LME Zinc	Jun. 2013	96,025	103,875	7,850
15	Natural Gas	Jan. 2013	588,720	534,150	(54,570)
11	Natural Gas	Jun. 2013	415,270	401,500	(13,770)
2	Silver	Mar. 2013	323,555	332,790	9,235
6	Soybean	Jan. 2013	463,088	431,625	(31,463)
4	Soybean	Mar. 2013	299,075	286,500	(12,575)
6	Soybean Oil	Jan. 2013	184,938	179,064	(5,874)
2	Soybean Oil	Jul. 2013	61,686	61,212	(474)
6	Sugar #11 (World)	Mar. 2013	138,791	129,965	(8,826)
1	Sugar #11 (World)	Jul. 2013	21,291	21,739	448
10	Wheat	Mar. 2013	446,125	431,750	(14,375)
3	Wheat	Sep. 2013	136,538	131,813	(4,725)
4	WTI Crude	Jan. 2013	368,570	355,640	(12,930)

4	WTI Crude	Aug. 2013	370,080	366,920	(3,160)

					(191,814)

	Short Positions:
1	LME Nickel	Apr. 2013	97,050	106,116	(9,066)
1	LME Nickel	May 2013	100,386	106,218	(5,832)
5	LME PRI Aluminum	Dec. 2012	277,163	262,656	14,507
6	LME PRI Aluminum	Jan. 2013	313,444	312,488	956
3	LME PRI Aluminum	Mar. 2013	147,851	157,707	(9,856)
3	LME PRI Aluminum	May 2013	155,963	158,738	(2,775)
1	LME PRI Aluminum	Jun. 2013	149,988	159,357	(9,369)
6	LME Zinc	Dec. 2012	287,169	305,363	(18,194)
1	LME Zinc	Jun. 2013	49,575	51,938	(2,363)

					(41,992)

					$(233,806)

(3)	Represents positions held in the Cayman Subsidiary.
(4)	U.S. Treasury Obligations with a market value of $1,599,914 have been segregated to cover requirements for open futures contracts as of November 30, 2012. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of November 30, 2012.
(5)	The amount represents fair value of derivative instruments subject to commodity contracts risk exposure as of November 30, 2012.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$29,569,956	$—	$—
Common Stocks	546,758	—	—
U.S. Treasury Obligations	—	34,728,666	—
Other Financial Instruments*
Futures	(250,056)	—	—

Total	$29,866,658	$34,728,666	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Prudential Strategic Value Fund

Schedule of Investments

as of November 30, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS — 97.0%
Aerospace & Defense — 3.7%
2,200	Alliant Techsystems, Inc.	$ 132,000
3,700	General Dynamics Corp.	246,050
9,900	Huntington Ingalls Industries, Inc.	404,415
4,600	L-3 Communications Holdings, Inc.	353,510
1,500	Lockheed Martin Corp.	139,950
6,300	Northrop Grumman Corp.	420,210
4,200	Raytheon Co.	239,946
600	Textron, Inc.	14,094

		1,950,175

Air Freight & Logistics — 0.3%
1,700	FedEx Corp.	152,201

Airlines — 0.5%
17,200	Delta Air Lines, Inc.*	172,000
4,500	United Continental Holdings, Inc.*	90,990

		262,990

Auto Components — 1.3%
4,900	Delphi Automotive PLC*	166,551
1,500	Lear Corp.	65,505
9,300	TRW Automotive Holdings Corp.*	470,952

		703,008

Automobiles — 0.9%
19,400	Ford Motor Co.	222,130
8,900	General Motors Co.*	230,332

		452,462

Beverages — 0.3%
600	Constellation Brands, Inc. (Class A Stock)*	21,528
3,000	Molson Coors Brewing Co. (Class B Stock)	124,380

		145,908

Biotechnology — 0.1%
800	Amgen, Inc.	71,040

Capital Markets — 2.2%
1,600	Ameriprise Financial, Inc.	97,072
12,400	Bank of New York Mellon Corp. (The)	296,856
5,300	Goldman Sachs Group, Inc. (The)	624,287
3,400	State Street Corp.	151,096

		1,169,311

Chemicals — 1.7%
2,000	CF Industries Holdings, Inc.	428,060
2,700	Dow Chemical Co. (The)	81,513
2,500	Eastman Chemical Co.	152,125
4,400	LyondellBasell Industries NV (Class A Stock)	218,812

		880,510

Commercial Banks — 7.5%
1,500	BankUnited, Inc.	35,250
6,200	BB&T Corp.	174,654
2,400	BOK Financial Corp.	132,096
1,100	Comerica, Inc.	32,549
2,415	Commerce Bancshares, Inc.	86,409
12,700	East West Bancorp, Inc.	268,605
19,500	Fifth Third Bancorp	285,480
100	First Citizens BancShares, Inc. (Class A Stock)	16,500
5,600	First Republic Bank	189,392
25,200	Huntington Bancshares, Inc.	154,980
7,500	KeyCorp	60,600
6,500	PNC Financial Services Group, Inc.	364,910
23,500	U.S. Bancorp	758,110
42,956	Wells Fargo & Co.	1,417,977

		3,977,512

Commercial Services & Supplies — 0.3%
7,200	R.R. Donnelley & Sons Co.	67,680
3,800	Republic Services, Inc.	108,186

		175,866

Communications Equipment — 2.2%
11,200	Brocade Communications Systems, Inc.*	63,616
49,000	Cisco Systems, Inc.	926,590
3,200	Harris Corp.	150,816

		1,141,022

Computers & Peripherals — 1.6%
8,500	Dell, Inc.	81,940
24,000	Hewlett-Packard Co.	311,760
7,500	Lexmark International, Inc. (Class A Stock)	182,475
8,400	Western Digital Corp.	280,896

		857,071

Construction & Engineering — 0.2%
2,200	URS Corp.	82,896

Consumer Finance — 2.8%
4,700	American Express Co.	262,730
8,100	Capital One Financial Corp.	466,560
10,600	Discover Financial Services	441,066
20,100	SLM Corp.	332,655

		1,503,011

Containers & Packaging — 0.8%
4,100	Greif, Inc. (Class A Stock)	168,223
12,000	Owens-Illinois, Inc.*	240,360

		408,583

Diversified Consumer Services — 0.3%
3,800	Apollo Group, Inc. (Class A Stock)*	72,922
2,500	DeVry, Inc.	65,175

		138,097

Diversified Financial Services — 5.3%
29,419	Bank of America Corp.	290,071
27,700	Citigroup, Inc.	957,589
32,300	JPMorgan Chase & Co.	1,326,884
5,400	NASDAQ OMX Group, Inc. (The)	130,842
4,700	NYSE Euronext	109,745

		2,815,131

Diversified Telecommunication Services — 2.7%
35,920	AT&T, Inc.	1,225,950
4,500	Verizon Communications, Inc.	198,540

		1,424,490

Electric Utilities — 2.7%
5,100	American Electric Power Co., Inc.	217,515
3,541	Duke Energy Corp.	225,987
4,600	Edison International	209,208
6,100	Exelon Corp.	184,342
1,200	NextEra Energy, Inc.	82,452
6,600	NV Energy, Inc.	120,978
6,200	Pinnacle West Capital Corp.	319,052
2,700	Xcel Energy, Inc.	73,035

		1,432,569

Electronic Equipment, Instruments & Components — 1.4%
8,300	Avnet, Inc.*	243,107
18,200	Corning, Inc.	222,586
5,100	Tech Data Corp.*	225,267
4,600	Vishay Intertechnology, Inc.*	44,620

		735,580

Energy Equipment & Services — 1.7%
1,800	Diamond Offshore Drilling, Inc.	124,200
2,400	Halliburton Co.	80,040
4,400	Helmerich & Payne, Inc.	229,680
15,400	Nabors Industries Ltd.*	226,380
2,000	Superior Energy Services, Inc.*	40,620
4,500	Unit Corp.*	202,140

		903,060

Food & Staples Retailing — 1.7%
9,500	CVS Caremark Corp.	441,845
11,900	Kroger Co. (The)	312,256
6,800	Safeway, Inc.	116,348

		870,449

Food Products — 0.9%
5,900	Dean Foods Co.*	101,126
2,900	Ingredion, Inc.	188,355
634	Kraft Foods Group, Inc.*	28,669
1,902	Mondelez International, Inc. (Class A Stock)	49,243
6,800	Tyson Foods, Inc. (Class A Stock)	130,356

		497,749

Healthcare Equipment & Supplies — 0.2%
1,500	Covidien PLC	87,165

Healthcare Providers & Services — 4.6%
10,400	Aetna, Inc.	449,176
4,000	CIGNA Corp.	209,080
1,100	Community Health Systems, Inc.*	32,406
9,600	HCA Holdings, Inc.	304,800
6,600	LifePoint Hospitals, Inc.*	237,468
700	McKesson Corp.	66,129
800	Omnicare, Inc.	28,992
12,700	UnitedHealth Group, Inc.	690,753
800	Universal Health Services, Inc. (Class B Stock)	36,056
6,500	WellPoint, Inc.	363,350

		2,418,210

Household Durables — 0.8%
15,800	Newell Rubbermaid, Inc.	344,598
1,900	Tempur-Pedic International, Inc.*	50,635

		395,233

Household Products — 1.6%
12,000	Procter & Gamble Co. (The)	837,960

Industrial Conglomerates — 2.6%
63,800	General Electric Co.	1,348,094

Insurance — 6.9%
2,000	ACE Ltd.	158,460
3,800	Aflac, Inc.	201,362
2,200	Allied World Assurance Co. Holdings AG	178,574
6,200	Allstate Corp. (The)	250,976
3,800	American Financial Group, Inc.	150,670
2,000	American International Group, Inc.*	66,260
300	Aon PLC	17,040
700	Arch Capital Group Ltd.*	31,570
800	Assurant, Inc.	27,368
2,500	Axis Capital Holdings Ltd.	89,925
7,800	Berkshire Hathaway, Inc. (Class B Stock)*	687,024
2,200	Chubb Corp. (The)	169,378
3,300	CNA Financial Corp.	93,159
1,200	HCC Insurance Holdings, Inc.	44,256
6,987	Lincoln National Corp.	172,579
1,600	Loews Corp.	65,408
11,800	MetLife, Inc.	391,642
700	PartnerRe Ltd.	58,016
5,800	Principal Financial Group, Inc.	157,470
2,800	ProAssurance Corp.	253,904
3,100	Reinsurance Group of America, Inc.	158,720
1,300	Travelers Cos., Inc. (The)	92,066
4,000	Validus Holdings Ltd.	141,840

		3,657,667

IT Services — 0.9%
3,800	Computer Sciences Corp.	144,628
4,400	Global Payments, Inc.	193,204
5,400	Lender Processing Services, Inc.	134,190

		472,022

Machinery — 0.9%
3,100	AGCO Corp.*	143,065
900	Cummins, Inc.	88,344
1,200	Oshkosh Corp.*	35,220
6,900	Trinity Industries, Inc.	219,213

		485,842

Media — 0.9%
6,050	Comcast Corp. (Class A Stock)	224,939
1,600	DIRECTV*	79,520
9,300	Gannett Co., Inc.	166,470

		470,929

Metals & Mining — 0.3%
2,500	Freeport-McMoRan Copper & Gold, Inc.	97,525
1,700	Schnitzer Steel Industries, Inc. (Class A Stock)	47,923
2,600	Steel Dynamics, Inc.	33,592

		179,040

Multiline Retail — 2.3%
3,300	Dillard’s, Inc. (Class A Stock)	293,403
9,500	Macy’s, Inc.	367,650
8,800	Target Corp.	555,544

		1,216,597

Multi-Utilities — 2.1%
10,100	Ameren Corp.	302,697
1,500	Consolidated Edison, Inc.	83,685
6,500	DTE Energy Co.	393,770
6,200	Public Service Enterprise Group, Inc.	186,558
4,900	Vectren Corp.	143,325

		1,110,035

Office Electronics — 0.3%
19,400	Xerox Corp.	132,114

Oil, Gas & Consumable Fuels — 17.4%
4,400	Apache Corp.	339,196
16,700	Chevron Corp.	1,765,023
13,496	ConocoPhillips	768,462
3,800	Devon Energy Corp.	196,346
400	Energen Corp.	17,812
33,400	Exxon Mobil Corp.	2,943,876
8,800	Hess Corp.	436,568
2,500	HollyFrontier Corp.	113,325
13,200	Marathon Oil Corp.	407,220
8,500	Marathon Petroleum Corp.	506,090
5,900	Murphy Oil Corp.	334,766
300	Newfield Exploration Co.*	7,302
6,800	Occidental Petroleum Corp.	511,428
1,000	Peabody Energy Corp.	25,110
6,200	Phillips 66	324,694
3,900	QEP Resources, Inc.	109,668
2,900	Tesoro Corp.	122,612
8,000	Valero Energy Corp.	258,080

		9,187,578

Paper & Forest Products — 0.6%
2,200	Domtar Corp.	176,242
4,000	International Paper Co.	148,560

		324,802

Pharmaceuticals — 6.6%
200	Abbott Laboratories	13,000
9,800	Eli Lilly & Co.	480,592

5,300	Endo Health Solutions, Inc.*	151,898
11,500	Johnson & Johnson	801,895
19,100	Merck & Co., Inc.	846,130
48,556	Pfizer, Inc.	1,214,871

		3,508,386

Real Estate Investment Trusts — 1.0%
12,000	American Capital Agency Corp.	378,600
3,400	Annaly Capital Management, Inc.	50,048
400	CommonWealth REIT	6,052
1,900	Hatteras Financial Corp.	50,654
5,700	MFA Financial, Inc.	47,937

		533,291

Road & Rail — 1.4%
14,600	CSX Corp.	288,496
7,100	Norfolk Southern Corp.	428,698
600	Ryder System, Inc.	28,242

		745,436

Semiconductors & Semiconductor Equipment — 0.8%
22,600	Intel Corp.	442,282

Software — 1.0%
4,100	CA, Inc.	90,856
5,400	Microsoft Corp.	143,748
14,400	Symantec Corp.*	270,144

		504,748

Specialty Retail — 0.3%
5,700	GameStop Corp. (Class A Stock)	149,625

Thrifts & Mortgage Finance
700	New York Community Bancorp, Inc.	9,107

Trading Companies & Distributors — 0.1%
800	GATX Corp.	33,704

Wireless Telecommunication Services — 0.3%
7,300	Telephone & Data Systems, Inc.	167,973

	TOTAL COMMON STOCKS (cost $48,654,876)	51,168,531

Exchange Traded Fund — 1.8%
13,000	iShares Russell 1000 Value Index Fund (cost $904,067)	932,750

	TOTAL LONG-TERM INVESTMENTS (cost $49,558,943)	52,101,281

SHORT-TERM INVESTMENT — 0.9%
Affiliated Money Market Mutual Fund
488,464	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(a) (cost $488,464)	488,464

	TOTAL INVESTMENTS — 99.7% (cost $50,047,407)(b)	52,589,745
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%	178,231

	NET ASSETS — 100.0%	$ 52,767,976

The following abbreviations are used in the portfolio descriptions:

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$50,062,151	$6,733,203	$(4,205,609)	$2,527,594

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$51,168,531	$—	$—
Exchange Traded Fund	932,750	—
Affiliated Money Market Mutual Fund	488,464	—	—

Total	$52,589,745	$—	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Funds’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Funds to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Funds’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Funds’ normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, (“1940 Act”) and managed by PI.

The Prudential Real Assets Fund wholly owns and controls the Prudential Real Assets Subsidiary, Ltd. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act. In valuing its investments, the Subsidiary follows the same valuation policies as the Prudential Real Assets Fund as described above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 3

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 22, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 22, 2013

*	Print the name and title of each signing officer under his or her signature.